Cover	May 11, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity File Number	001-41230
Entity Registrant Name	AIB Acquisition Corporation
Entity Central Index Key	0001882963
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	875 Third Avenue
Entity Address, Address Line Two	Suite M204A
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	380-8128
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units Each Consisting Of One Class Ordinary Share And One Right To Receive Onetenth 110 [Member]
Title of 12(b) Security	Units, each consisting of one Class A Ordinary Share and one Right to receive one-tenth (1/10)
Trading Symbol	AIBBU
Security Exchange Name	NASDAQ
Class A Ordinary Shares, par value $0.0001 per share
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0001 per share
Trading Symbol	AIB
Security Exchange Name	NASDAQ
Rights, every ten (10) rights entitle the holder to receive one Class A Ordinary Share upon the consummation of an initial business combination
Title of 12(b) Security	Rights, every ten (10) rights entitle the holder to receive one Class A Ordinary Share upon the consummation of an initial business combination
Trading Symbol	AIBBR
Security Exchange Name	NASDAQ